Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 69.9%
Aerospace & Defense - 2.5%
Boeing Co.
2.20%, 02/04/2026	$ 12,458,000	$ 11,843,132
2.25%, 06/15/2026	13,391,000	12,609,030
6.26%, 05/01/2027 (A)	6,919,000	7,056,483
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,083,732
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,171,441
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,589,369
5.75%, 11/08/2026	6,927,000	7,061,220
		79,414,407
Automobiles - 3.4%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	7,541,000	7,157,259
6.95%, 03/06/2026	11,000,000	11,229,573
7.35%, 11/04/2027	7,452,000	7,834,750
General Motors Financial Co., Inc.
6.05%, 10/10/2025	19,847,000	20,025,546
Hyundai Capital America
5.95%, 09/21/2026 (A)	14,623,000	14,862,340
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	12,140,000	12,060,417
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (A)	16,379,000	15,121,573
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	20,000,000	19,743,161
		108,034,619
Banks - 18.7%
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,809,828
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	7,800,000	7,852,163
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	20,688,000	19,965,654
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	27,653,000	26,151,447
Fixed until 02/13/2025, 2.02% (B), 02/13/2026	2,485,000	2,439,004
Bank of Montreal
2.65%, 03/08/2027 (C)	1,220,000	1,158,597
Banque Federative du Credit Mutuel SA
5.19%, 02/16/2028 (A)	15,000,000	15,115,150
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	26,129,877
BNP Paribas SA
4.40%, 08/14/2028 (A)	13,344,000	13,054,551
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	14,800,000	15,251,141
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	8,912,000	9,096,261
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citibank NA
5.44%, 04/30/2026	$ 9,735,000	$ 9,812,303
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	27,000,000	25,278,027
Credit Agricole SA
4.38%, 03/17/2025 (A)	7,474,000	7,411,303
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	8,929,000	8,882,528
Deutsche Bank AG
Fixed until 07/14/2025, 6.12% (B), 07/14/2026 (C)	2,512,000	2,523,080
First-Citizens Bank & Trust Co.
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	5,623,000	5,595,013
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	14,957,000	14,087,305
Fixed until 10/21/2026, 1.95% (B), 10/21/2027	6,768,000	6,322,428
Fixed until 08/10/2025, 5.80% (B), 08/10/2026	5,737,000	5,760,448
HSBC Holdings PLC
Fixed until 03/10/2025, 3.00% (B), 03/10/2026	1,320,000	1,299,372
Fixed until 11/03/2025, 7.34% (B), 11/03/2026	10,358,000	10,619,184
HSBC USA, Inc.
5.63%, 03/17/2025	10,000,000	10,015,822
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	20,180,217
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	14,929,000	14,869,297
7.00%, 11/21/2025 (A)	3,738,000	3,810,997
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,087,357
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	16,588,000	16,200,827
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	19,751,799
7.75%, 07/15/2025	5,982,000	6,122,758
Lloyds Banking Group PLC
4.50%, 11/04/2024	8,718,000	8,691,122
Fixed until 08/07/2026, 5.99% (B), 08/07/2027	10,000,000	10,155,802
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	11,465,486
Morgan Stanley
Fixed until 07/17/2025, 4.68% (B), 07/17/2026	20,000,000	19,865,754
Fixed until 04/13/2027, 5.65% (B), 04/13/2028	11,801,000	12,000,040
Fixed until 10/16/2025, 6.14% (B), 10/16/2026	10,432,000	10,539,926
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	$ 10,930,000	$ 11,208,165
PNC Bank NA
2.50%, 08/27/2024	1,770,000	1,765,811
3.88%, 04/10/2025	11,750,000	11,611,441
PNC Financial Services Group, Inc.
Fixed until 01/21/2027, 5.30% (B), 01/21/2028	4,796,000	4,832,446
Santander UK Group Holdings PLC
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,172,538
Standard Chartered PLC
Fixed until 11/23/2024, 1.82% (B), 11/23/2025 (A)	5,500,000	5,434,736
State Street Corp.
Fixed until 01/26/2025, 4.86% (B), 01/26/2026	19,881,000	19,833,258
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 6.25% (B), 01/14/2027	1,445,000	1,453,730
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,325,341
Truist Financial Corp.
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	19,662,000	21,121,799
UBS AG
4.75%, 08/09/2024	10,000,000	9,997,993
UBS Group AG
Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	6,800,000	6,746,529
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	6,968,630
US Bancorp
Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	19,986,585
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,470,000	1,434,472
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,770,300
Fixed until 04/25/2025, 3.91% (B), 04/25/2026	33,419,000	33,038,961
		598,074,603
Beverages - 0.7%
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025 (C)	21,739,000	21,602,923
Biotechnology - 1.2%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	18,862,385
Royalty Pharma PLC
5.15%, 09/02/2029	18,482,000	18,547,071
		37,409,456
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.7%
Owens Corning
4.20%, 12/01/2024	$ 21,046,000	$ 20,940,202
Capital Markets - 1.7%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,555,007
Charles Schwab Corp.
1.15%, 05/13/2026	5,952,000	5,560,022
Fixed until 05/19/2028, 5.64% (B), 05/19/2029	9,919,000	10,136,847
5.88%, 08/24/2026	10,896,000	11,083,176
3-Month SOFR Index + 1.05%, 6.42% (B), 03/03/2027	450,000	452,984
LPL Holdings, Inc.
5.70%, 05/20/2027	5,338,000	5,386,661
Nomura Holdings, Inc.
5.10%, 07/03/2025	21,582,000	21,517,247
		55,691,944
Chemicals - 1.1%
Celanese US Holdings LLC
6.35%, 11/15/2028	12,383,000	12,905,559
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,250,321
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,786,017
		34,941,897
Commercial Services & Supplies - 2.7%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	6,662,039
Element Fleet Management Corp.
3.85%, 06/15/2025 (A)	7,068,000	6,964,113
5.64%, 03/13/2027 (A)	11,964,000	12,110,208
6.27%, 06/26/2026 (A)	14,091,000	14,332,083
GXO Logistics, Inc.
6.25%, 05/06/2029	26,132,000	27,019,257
Veralto Corp.
5.50%, 09/18/2026 (A)	19,497,000	19,645,746
		86,733,446
Construction Materials - 0.2%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	8,001,347
Consumer Finance - 0.6%
American Express Co.
Fixed until 07/28/2026, 5.39% (B), 07/28/2027	18,084,000	18,230,338
3-Month SOFR Index + 0.65%, 6.01% (B), 11/04/2026	1,210,000	1,212,103
		19,442,441
Containers & Packaging - 0.5%
Berry Global, Inc.
1.57%, 01/15/2026	4,046,000	3,841,124
4.88%, 07/15/2026 (A)	3,765,000	3,714,097
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sonoco Products Co.
1.80%, 02/01/2025	$ 8,699,000	$ 8,524,493
		16,079,714
Distributors - 0.5%
LKQ Corp.
5.75%, 06/15/2028	14,631,000	14,932,747
Diversified Consumer Services - 0.3%
Nationwide Building Society
3-Month SOFR + 1.29%, 6.65% (B), 02/16/2028 (A)(C)	10,054,000	10,146,712
Diversified REITs - 0.4%
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/2024	3,636,000	3,625,901
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	10,702,616
		14,328,517
Diversified Telecommunication Services - 0.5%
NTT Finance Corp.
1.16%, 04/03/2026 (A)	1,075,000	1,010,382
Verizon Communications, Inc.
4.13%, 03/16/2027	15,722,000	15,516,711
		16,527,093
Electric Utilities - 3.8%
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	981,857
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,374,648
Duke Energy Corp.
5.00%, 12/08/2025	21,481,000	21,489,007
Edison International
4.95%, 04/15/2025	1,526,000	1,518,717
5.75%, 06/15/2027	17,373,000	17,668,732
Eversource Energy
5.00%, 01/01/2027	9,892,000	9,901,505
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	10,428,000	10,410,072
4.90%, 02/28/2028	10,919,000	10,948,677
Southern Co.
4.85%, 06/15/2028	14,878,000	14,923,110
WEC Energy Group, Inc.
4.75%, 01/09/2026	22,094,000	22,004,434
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	9,020,262
		120,241,021
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,882,184
Keysight Technologies, Inc.
4.60%, 04/06/2027	11,903,000	11,819,294
		18,701,478
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	$ 8,703,000	$ 8,991,021
Ally Financial, Inc.
5.75%, 11/20/2025 (C)	7,384,000	7,401,413
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,813,000	1,720,559
6.75%, 10/25/2028 (A)	17,029,000	17,931,154
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	4,963,000	4,712,839
4.25%, 04/15/2026 (A)	4,964,000	4,864,853
6.38%, 05/04/2028 (A)	15,415,000	15,900,709
		61,522,548
Food Products - 1.6%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,810,037
Campbell Soup Co.
5.30%, 03/20/2026	3,895,000	3,914,061
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	14,927,990
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,901,722
J M Smucker Co.
5.90%, 11/15/2028 (C)	10,960,000	11,452,615
Viterra Finance BV
2.00%, 04/21/2026 (A)	11,600,000	10,960,944
		50,967,369
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	13,988,034
Ground Transportation - 0.0% (D)
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,434,374
Health Care Equipment & Supplies - 0.5%
Solventum Corp.
5.45%, 02/25/2027 (A)	15,214,000	15,329,653
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.
5.13%, 02/15/2029	14,597,000	14,752,988
CVS Health Corp.
5.40%, 06/01/2029 (C)	14,617,000	14,866,474
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (A)	14,167,000	14,328,865
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	8,084,000	7,995,434
		51,943,761
Health Care REITs - 0.4%
Healthcare Realty Holdings LP
3.10%, 02/15/2030	14,816,000	13,206,175
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs (continued)
Ventas Realty LP
3.85%, 04/01/2027	$ 750,000	$ 727,890
		13,934,065
Health Care Technology - 0.5%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	14,900,000	14,974,252
Hotels, Restaurants & Leisure - 1.2%
Hyatt Hotels Corp.
1.80%, 10/01/2024	12,708,000	12,619,651
5.75%, 01/30/2027	9,902,000	10,055,033
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	17,451,000	17,202,805
		39,877,489
Insurance - 3.4%
Allstate Corp.
5.05%, 06/24/2029	10,256,000	10,365,048
Athene Global Funding
5.35%, 07/09/2027 (A)	14,248,000	14,344,337
Brown & Brown, Inc.
4.20%, 09/15/2024	9,820,000	9,792,070
Corebridge Financial, Inc.
3.50%, 04/04/2025	21,248,000	20,938,135
GA Global Funding Trust
0.80%, 09/13/2024 (A)	18,547,000	18,433,170
Jackson National Life Global Funding
5.60%, 04/10/2026 (A)	14,850,000	14,904,994
Met Tower Global Funding
3.70%, 06/13/2025 (A)	21,000,000	20,714,435
		109,492,189
IT Services - 0.2%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	5,024,843
Leisure Products - 0.4%
Brunswick Corp.
0.85%, 08/18/2024	12,062,000	12,030,923
Machinery - 1.2%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	7,980,627
Ingersoll Rand, Inc.
5.20%, 06/15/2027	13,867,000	14,022,936
Regal Rexnord Corp.
6.05%, 02/15/2026	14,898,000	15,001,315
		37,004,878
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	3,078,000	3,056,768
6.10%, 06/01/2029	9,885,000	10,081,256
		13,138,024
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.8%
ArcelorMittal SA
6.55%, 11/29/2027 (C)	$ 12,899,000	$ 13,442,862
Constellium SE
5.88%, 02/15/2026 (A)	7,830,000	7,821,007
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	4,114,000	4,099,272
		25,363,141
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (A)	3,490,000	3,442,198
Oil, Gas & Consumable Fuels - 5.1%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,487,850
DCP Midstream Operating LP
5.38%, 07/15/2025	10,405,000	10,392,006
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	13,962,636
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,454,584
Energy Transfer LP
4.75%, 01/15/2026	1,565,000	1,557,033
6.05%, 12/01/2026	9,899,000	10,121,569
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,159,136
MPLX LP
4.88%, 12/01/2024	4,595,000	4,581,961
Occidental Petroleum Corp.
5.00%, 08/01/2027	14,837,000	14,866,986
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,893,132
Ovintiv, Inc.
5.65%, 05/15/2025	19,658,000	19,665,276
Phillips 66
3.85%, 04/09/2025	8,940,000	8,844,650
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	1,274,000	1,267,027
4.65%, 10/15/2025	4,851,000	4,814,718
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	982,216
5.40%, 03/02/2026	10,898,000	10,959,752
		162,010,532
Passenger Airlines - 0.4%
Southwest Airlines Co.
5.25%, 05/04/2025 (C)	13,145,000	13,097,251
Personal Care Products - 0.3%
Haleon UK Capital PLC
3.13%, 03/24/2025	9,381,000	9,238,331
Pharmaceuticals - 1.2%
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,379,953
Becton Dickinson & Co.
5.08%, 06/07/2029	9,050,000	9,164,514
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	$ 14,713,000	$ 14,766,098
Viatris, Inc.
1.65%, 06/22/2025	4,045,000	3,910,760
		37,221,325
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	9,105,766
Residential REITs - 0.4%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,256,001
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,549,782
		13,805,783
Retail REITs - 0.3%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,368,989
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,402,489
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 (A)	1,340,000	1,335,145
		10,106,623
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.
5.05%, 07/12/2027	19,275,000	19,410,913
Foundry JV Holdco LLC
5.90%, 01/25/2030 (A)	7,000,000	7,223,951
Microchip Technology, Inc.
0.98%, 09/01/2024	8,324,000	8,286,822
5.05%, 03/15/2029	8,932,000	9,004,654
		43,926,340
Software - 1.8%
Fiserv, Inc.
3.20%, 07/01/2026	1,255,000	1,216,237
5.15%, 03/15/2027	14,888,000	15,034,116
Infor, Inc.
1.75%, 07/15/2025 (A)(C)	25,784,000	24,827,202
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,132,760
5.80%, 11/10/2025	14,901,000	15,045,019
		57,255,334
Specialized REITs - 0.6%
American Tower Corp.
2.40%, 03/15/2025	965,000	946,012
Weyerhaeuser Co.
4.75%, 05/15/2026	17,854,000	17,792,127
		18,738,139
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	9,917,000	10,104,345
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.
7.00%, 11/27/2026	$ 9,896,000	$ 10,225,345
Tobacco - 1.3%
BAT Capital Corp.
2.79%, 09/06/2024	8,050,000	8,025,567
3.22%, 08/15/2024	7,458,000	7,449,980
Philip Morris International, Inc.
4.75%, 02/12/2027	9,963,000	9,970,502
5.13%, 11/15/2024	15,000,000	14,980,647
		40,426,696
Transportation Infrastructure - 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,440,268
5.75%, 05/24/2026 (A)	10,910,000	11,005,284
		17,445,552
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc.
2.95%, 03/15/2025	18,227,000	17,943,962
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,224,673
		31,168,635
Total Corporate Debt Securities (Cost $2,228,610,314)		2,234,588,305
ASSET-BACKED SECURITIES - 13.6%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	1,228,715	1,136,509
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	4,311,216	3,991,230
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	1,953,176	1,808,726
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	2,981,800	2,992,380
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	3,244,191	3,253,638
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	12,925,000	12,755,069
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D, 2.13%, 03/18/2026	1,360,000	1,348,480
Apidos CLO XXXI Ltd.
Series 2019-31A, Class BR, 3-Month Term SOFR + 1.81%, 7.11% (B), 04/15/2031 (A)	12,500,000	12,531,500
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	4,126,734	3,742,932
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class A, 3.35%, 09/22/2025 (A)	$ 3,823,333	$ 3,814,297
Series 2020-1A, Class B, 2.68%, 08/20/2026 (A)	520,000	505,786
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	8,715,000	8,900,120
BHG Securitization Trust
Series 2022-C, Class A, 5.32%, 10/17/2035 (A)	2,605,890	2,601,943
BXG Receivables Note Trust
Series 2017-A, Class A, 2.95%, 10/04/2032 (A)	1,131,536	1,125,940
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	3,673,110	3,381,441
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	6,716,474	6,744,700
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	7,600,000	7,676,930
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%, 12/08/2027	8,540,000	8,564,813
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2, 1-Month Term SOFR + 0.41%, 5.76% (B), 03/25/2047	2,175,845	2,126,123
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	1,009,088	956,855
Series 2021-1A, Class C, 2.70%, 11/21/2033 (A)	941,815	900,192
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/2027	22,225,000	21,900,695
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 6.47% (B), 08/15/2031 (A)	14,814,090	14,822,978
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	10,538,000	10,547,976
Series 2023-2, Class A, 5.77%, 09/15/2029	10,000,000	10,161,622
Ford Credit Auto Owner Trust
Series 2018-1, Class B, 3.34%, 07/15/2031 (A)	17,846,000	17,652,828
Series 2020-1, Class C, 2.54%, 08/15/2031 (A)	1,135,000	1,114,913
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	12,392,000	11,820,837
Series 2022-A, Class C, 2.14%, 07/15/2029	1,625,000	1,554,298
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (A)	15,000,000	14,641,247
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	17,025,000	17,225,657
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	$ 477,952	$ 470,752
Series 2019-AA, Class A, 2.34%, 07/25/2033 (A)	1,827,654	1,762,159
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	1,703,439	1,636,159
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	4,462,496	4,376,497
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	4,851,017	4,937,726
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	2,201,940	2,246,872
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	618,575	634,211
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,623,484	2,663,753
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	3,285,980	3,318,900
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	3,672,833	3,712,527
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.96%, 05/21/2029 (A)	1,100,000	1,084,661
Hyundai Auto Receivables Trust
Series 2021-A, Class C, 1.33%, 11/15/2027	1,350,000	1,295,082
Series 2021-B, Class A3, 0.38%, 01/15/2026	3,003,262	2,982,272
ICG US CLO Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 6.56% (B), 04/17/2034 (A)	10,500,000	10,500,000
MVW LLC
Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	290,547	278,931
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	1,529,193	1,459,746
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,759,733	1,667,551
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	2,619,801	2,452,535
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	7,121,502	7,113,873
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	11,489,381	11,775,855
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	14,433,967	14,538,959
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	2,286,154	2,307,823
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	1,752,670	1,715,920
PennantPark CLO III Ltd.
Series 2021-3A, Class A1, 3-Month Term SOFR + 1.88%, 7.16% (B), 10/22/2032 (A)	15,000,000	15,001,845
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	$ 3,295,637	$ 3,248,273
Series 2021-2, Class D, 1.35%, 07/15/2027	4,696,598	4,586,254
Series 2023-5, Class A2, 6.31%, 07/15/2027	3,994,384	4,004,387
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	1,197,683	1,162,169
Series 2020-2A, Class C, 3.51%, 07/20/2037 (A)	1,047,973	1,025,476
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	2,414,832	2,307,152
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	5,662,191	5,730,746
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	7,612,199	7,612,438
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	3,248,236	3,273,737
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	9,579,778	9,779,355
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	6,215,549	6,248,438
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	19,600,000	18,980,481
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	11,930,000	11,226,895
Venture 37 CLO Ltd.
Series 2019-37A, Class A1RR, 3-Month Term SOFR + 1.25%, 6.55% (B), 07/15/2032 (A)	14,750,000	14,750,000
Voya CLO Ltd.
Series 2015-3A, Class A1R3, 3-Month Term SOFR + 1.15%, 6.43% (B), 10/20/2031 (A)	8,621,026	8,629,440
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4, 3-Month Term SOFR + 1.81%, 7.09% (B), 07/20/2029 (A)	5,096,212	5,108,952
Series 2017-2A, Class A2R, 3-Month Term SOFR + 1.88%, 7.16% (B), 10/20/2029 (A)	12,700,152	12,703,860
World Omni Select Auto Trust
Series 2021-A, Class C, 1.09%, 11/15/2027	1,515,000	1,449,962
Total Asset-Backed Securities (Cost $432,081,660)		434,065,279
MORTGAGE-BACKED SECURITIES - 11.3%
20 Times Square Trust
Series 2018-20TS, Class B, 3.10% (B), 05/15/2035 (A)	3,000,000	2,587,233
Series 2018-20TS, Class C, 3.10% (B), 05/15/2035 (A)	10,900,000	9,209,530
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 6.88% (B), 09/15/2034 (A)	16,000,000	14,880,000
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
AOA Mortgage Trust
Series 2021-1177, Class C, 1-Month Term SOFR + 1.54%, 6.87% (B), 10/15/2038 (A)	$ 9,300,000	$ 8,132,097
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 6.65% (B), 03/15/2037 (A)	6,015,000	5,421,182
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 7.96% (B), 03/15/2037 (A)	7,000,000	5,430,076
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	4,971,930	5,013,008
BX Commercial Mortgage Trust
Series 2020-VKNG, Class C, 1-Month Term SOFR + 1.51%, 6.84% (B), 10/15/2037 (A)	4,130,000	4,078,375
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 6.54% (B), 09/15/2036 (A)	4,400,000	4,306,500
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 7.38% (B), 11/15/2034 (A)	11,825,000	8,458,278
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 7.38% (B), 12/15/2037 (A)	9,760,000	9,741,700
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	10,202,715	8,894,918
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	1,015,217	966,370
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	1,873,272	1,816,220
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 1.79%, 7.12% (B), 11/15/2038 (A)	5,000,000	4,764,148
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	9,279,776	9,339,457
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	15,706,917	15,899,901
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	8,000,000	8,029,485
CORE Mortgage Trust
Series 2019-CORE, Class C, 1-Month Term SOFR + 1.35%, 6.68% (B), 12/15/2031 (A)	12,312,000	11,694,583
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	9,423,083	7,743,432
Series 2021-RPL3, Class A1, 2.00% (B), 01/25/2060 (A)	5,541,804	4,840,259
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	9,695,441	8,626,863
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBCG Mortgage Trust
Series 2017-BBG, Class B, 8.50% (B), 06/15/2034 (A)	$ 12,500,000	$ 12,500,016
Series 2017-BBG, Class C, 8.50% (B), 06/15/2034 (A)	2,500,000	2,500,003
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D, 3.96% (B), 12/10/2036 (A)	15,000,000	14,700,128
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	12,000,000	11,827,513
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	3,309,435	3,125,457
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,832,118	2,525,589
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 6.49% (B), 07/15/2038 (A)	3,000,000	2,949,375
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 6.79% (B), 07/15/2038 (A)	5,000,000	4,937,500
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75% (B), 01/25/2061 (A)	811,662	802,467
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class C, 1-Month Term SOFR + 1.61%, 6.94% (B), 12/15/2036 (A)	5,200,000	1,306,655
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	790,798	743,809
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	978,928	919,725
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	1,587,145	1,490,699
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	2,718,982	2,587,444
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	1,604,656	1,528,363
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 6.96% (B), 06/25/2057 (A)	1,521,754	1,539,111
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	1,802,429	1,721,078
Series 2018-2A, Class A1, 4.50% (B), 02/25/2058 (A)	2,582,445	2,517,198
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	1,642,242	1,569,033
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	3,245,094	3,134,997
Series 2019-3A, Class A1A, 3.75% (B), 11/25/2058 (A)	3,948,099	3,728,855
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	4,311,209	4,015,864
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	$ 3,996,108	$ 3,721,772
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	6,860,313	6,551,689
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	7,773,571	7,821,856
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	5,918,200	5,941,841
Series 2024-NQM5, Class A1, 5.99% (B), 12/01/2064 (A)	9,964,055	10,025,632
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	7,476,043	7,573,325
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	14,406,952	14,540,591
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	7,268,054	7,344,702
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 7.84% (B), 05/15/2038 (A)	4,900,000	4,385,500
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (B), 07/25/2057 (A)	540,410	533,430
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	2,204,191	2,117,285
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	3,476,728	3,360,027
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	1,601,782	1,561,891
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	5,011,254	4,884,459
Series 2018-3, Class A1, 3.75% (B), 05/25/2058 (A)	2,569,315	2,501,630
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	6,598,860	6,144,834
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	3,912,712	3,688,425
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	8,283,047	7,421,831
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	7,396,689	6,764,573
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	10,537,691	9,990,341
Total Mortgage-Backed Securities (Cost $385,830,583)		359,420,128
U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury - 1.7%
U.S. Treasury Notes
1.63%, 08/15/2029	26,656,000	23,795,686
4.25%, 03/15/2027	31,059,900	31,098,725
Total U.S. Government Obligations (Cost $54,455,685)		54,894,411
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%, 6.02% (B), 08/01/2037	$ 248,945	$ 250,824
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.24%, 09/25/2024	13,470,457	13,407,150
Seasoned Loans Structured Transaction
3.50%, 06/25/2028 (A)	424,297	403,414
Total U.S. Government Agency Obligations (Cost $13,772,354)		14,061,388
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bills
5.31% (E), 09/05/2024	31,931,000	31,767,142
5.39% (E), 09/05/2024	7,916,000	7,875,378
Total Short-Term U.S. Government Obligations (Cost $39,644,390)		39,642,520

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (E)	7,449,173	7,449,173
Total Other Investment Company (Cost $7,449,173)		7,449,173

Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp.,
2.50% (E), dated 07/31/2024, to be
repurchased at $37,219,484 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $37,961,277.
$ 37,216,900	$ 37,216,900
Total Repurchase Agreement (Cost $37,216,900)	37,216,900
Total Investments (Cost $3,199,061,059)	3,181,338,104
Net Other Assets (Liabilities) - 0.5%	15,030,387
Net Assets - 100.0%	$ 3,196,368,491
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,363	09/30/2024	$278,628,560	$279,915,477	$1,286,917	$—
Transamerica Funds

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,234,588,305	$—	$2,234,588,305
Asset-Backed Securities	—	434,065,279	—	434,065,279
Mortgage-Backed Securities	—	359,420,128	—	359,420,128
U.S. Government Obligations	—	54,894,411	—	54,894,411
U.S. Government Agency Obligations	—	14,061,388	—	14,061,388
Short-Term U.S. Government Obligations	—	39,642,520	—	39,642,520
Other Investment Company	7,449,173	—	—	7,449,173
Repurchase Agreement	—	37,216,900	—	37,216,900
Total Investments	$7,449,173	$3,173,888,931	$—	$3,181,338,104
Other Financial Instruments
Futures Contracts (G)	$1,286,917	$—	$—	$1,286,917
Total Other Financial Instruments	$1,286,917	$—	$—	$1,286,917
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $1,232,705,101, representing 38.6% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $14,281,092, collateralized by cash collateral of $7,449,173 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,131,150. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at July 31, 2024.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Short-Term Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Transamerica Funds

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds